Document and Entity Information	12 Months Ended
Aug. 31, 2020 shares
Entity Information [Line Items]
Entity Registrant Name	EXFO Inc.
Entity Central Index Key	0001116284
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Type	20-F
Document Period End Date	Aug. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Subordinate Voting Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	24,060,766
Multiple Voting Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	31,643,000